Property, Plant and Equipment and Right-Of-Use Assets	6 Months Ended
Jun. 30, 2019
Property Plant and Equipment and Right of Use Assets [abstract]
Property, Plant and Equipment and Right-Of-Use Assets
10.	PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE ASSETS

During the six months ended 30 June 2019, additions to the Group’s property, plant and equipment, amounted to approximately RMB32,353 million (six months ended 30 June 2018: approximately RMB21,077 million).

During the current interim period, the Group entered into several new lease agreements. The Group is required to make fixed monthly payments and additional variable payments depending on the usage of the asset during the contract period. On lease commencement, the Group recognised right-of-use assets of RMB445 million and lease liabilities of RMB445 million, which includes right-of-use assets of approximately RMB12 million for leases with CNOOC, it’s subsidiaries (excluding the Group) and associates (the “CNOOC Group”).

The interest of the Group in the North West Shelf (“NWS”) Project in Australia has been collateralised to the other partners and the operator of the project as security for certain of the Group’s liabilities relating to the project.

Included in the current period’s additions was an amount of approximately RMB1,573 million (six months ended 30 June 2018: approximately RMB1,313 million) in respect of interest capitalised in property, plant and equipment.